Share Capital - Summary of Granted Share Options (Detail)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, Granted	0	1,112,779
Officers and employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, beginning of the year	4,987,542	4,426,237
Share options, Granted		1,112,779
Share options, Exercised	(753,583)	(338,989)
Share options, Forfeited	(182,879)	(212,485)
Share options, end of the year	4,051,080	4,987,542
Weighted Average Exercise Price, Share option, beginning of the year	$ 31.11	$ 29.84
Weighted Average Exercise Price, Share option, Granted		32.98
Weighted Average Exercise Price, Share option, Exercised	25.09	20.40
Weighted Average Exercise Price, Share option, Forfeited	32.41	31.49
Weighted Average Exercise Price, Share option, end of the year	$ 32.17	$ 31.11